Fair Value Measurement Hierarchy - Summary of Fair Value Measurement Hierarchy Of The Financial Assets And Liabilities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Liability for put options with non-controlling interests
Financial Liabilities [Abstract]
Carrying value	₨ 6,358		₨ 5,935
Financial liabilities at fair value | Liability for put options with non-controlling interests
Financial Liabilities [Abstract]
Carrying value	6,370	$ 75	5,935
Fair value	6,370	75	5,935
Financial liabilities at fair value | Liability for put options with non-controlling interests | Level 2
Financial Liabilities [Abstract]
Carrying value	6,370	75	5,935
Fair value	6,370	75	5,935
Financial liabilities designated as a hedge instrument at fair value | Derivative instruments - hedge instruments | Level 2
Financial Liabilities [Abstract]
Carrying value	857	10	546
Fair value	857	10	546
Financial liabilities at fair value through profit or loss | Derivative instruments - public share warrants | Level 1
Financial Liabilities [Abstract]
Carrying value	156	2	558
Fair value	156	2	558
Financial liabilities at fair value through profit or loss | Derivative instruments - private share warrants | Level 2
Financial Liabilities [Abstract]
Carrying value	34	0	214
Fair value	34	0	214
Financial assets designated as a hedge instrument at fair value | Derivative instruments
Financial Assets [Abstract]
Carrying value	7,398	87	3,566
Fair value	7,398	87	3,566
Financial assets designated as a hedge instrument at fair value | Derivative instruments | Level 2
Financial Assets [Abstract]
Carrying value	7,398	87	3,566
Fair value	7,398	87	3,566
Financial assets at fair value through profit or loss | Investments | Level 2
Financial Assets [Abstract]
Carrying value	1,342	16	2,325
Fair value	₨ 1,342	$ 16	₨ 2,325